Expense Example - Defiance 2X Daily Target MANGOS ETF [Member]	Sep. 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	$ 415